Tortoise Energy Infrastructure Total Return Fund
Schedule of Investments
August 31, 2024 (Unaudited)

COMMON STOCKS - 75.0%	Shares	Value
Canada Crude Oil Pipelines - 9.7%
Enbridge, Inc.	3,330,080	$133,802,615
Pembina Pipeline Corporation	3,347,005	134,833,897
		268,636,512
Canada Natural Gas/Natural Gas Liquids Pipelines - 8.0%
Keyera Corp.	2,847,254	85,291,911
TC Energy Corporation	2,933,211	135,924,998
		221,216,909
United States Crude Oil Pipelines - 4.8%
Plains GP Holdings L.P.	7,010,020	134,592,384

United States Natural Gas Gathering/Processing - 8.2%
Antero Midstream Corporation	3,958,393	58,861,304
EnLink Midstream, LLC	4,705,553	67,571,741
Hess Midstream LP	2,234,803	83,469,892
Kinetik Holdings, Inc.	208,648	9,230,588
Kodiak Gas Services, Inc.	267,812	7,431,783
		226,565,308
United States Natural Gas/Natural Gas Liquids Pipelines - 42.0%
Cheniere Energy, Inc.	1,427,445	264,448,461
DT Midstream, Inc.	646,202	50,785,015
Excelerate Energy, Inc.	369,863	6,742,602
Kinder Morgan, Inc.	6,229,370	134,367,511
NextDecade Corp. (a)	1,890,355	8,809,054
ONEOK, Inc.	2,337,696	215,909,602
Targa Resources Corp.	1,839,444	270,214,324
The Williams Companies, Inc.	4,561,632	208,785,897
		1,160,062,466
United States Refined Product Pipelines - 1.3%
Sunoco LP	650,759	35,251,615

United States Renewables and Power Infrastructure - 1.0%
Clearway Energy, Inc.	482,777	13,981,222
Sempra Energy	159,764	13,129,405
		27,110,627
TOTAL COMMON STOCKS (Cost $1,236,860,946)		2,073,435,821

MASTER LIMITED PARTNERSHIPS - 23.1%	Units	Value
United States Crude Oil Pipelines - 0.8%
Plains All American Pipeline LP	1,295,974	23,249,773

United States Natural Gas Gathering/Processing - 3.2%
Western Midstream Partners LP	2,297,854	88,651,207

United States Natural Gas/Natural Gas Liquids Pipelines - 11.5%
Energy Transfer LP	12,504,659	201,325,010
Enterprise Products Partners LP	3,928,903	115,274,014
		316,599,024
United States Other - 0.1%
Westlake Chemical Partners LP	126,724	2,881,704

United States Refined Product Pipelines - 7.5%
MPLX LP	4,821,203	206,733,185
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $388,615,077)		638,114,893

SHORT-TERM INVESTMENTS - 1.8%
Money Market Funds - 1.8%	Shares
First American Government Obligations Fund - Class X, 5.22% (b)	48,862,721	48,862,721
TOTAL SHORT-TERM INVESTMENTS (Cost $48,862,721)		48,862,721

TOTAL INVESTMENTS - 99.9% (Cost $1,674,338,744)		2,760,413,435
Other Assets in Excess of Liabilities - 0.1%		2,046,723
TOTAL NET ASSETS - 100.0%		$2,762,460,158

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

Summary of Fair Value Disclosure as of August 31, 2024 (Unaudited)

Tortoise Energy Infrastructure Total Return Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,073,435,821	$–	$–	$2,073,435,821
Master Limited Partnerships	638,114,893	–	–	638,114,893
Money Market Funds	48,862,721	–	–	48,862,721
Total Investments	$2,760,413,435	$–	$–	$2,760,413,435

Refer to the Schedule of Investments for further disaggregation of investment categories.